Employee Benefits - Liabilities for Employee Benefits (Details) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	$ 10,501	$ 8,760
Effect due to asset ceiling | Valora
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	218	208
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	6,247	5,428
Pension and Retirement Plans | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	18,585	17,866
Pension and Retirement Plans | Plan assets
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	(16,706)	(16,227)
Pension and Retirement Plans | Effect due to asset ceiling
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	4,368	3,789
Seniority Premiums
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	3,533	2,846
Seniority Premiums | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	3,702	2,972
Seniority Premiums | Plan assets
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	(169)	(126)
Post Retirement Medical Services
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	721	486
Post Retirement Medical Services | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	838	594
Post Retirement Medical Services | Medical services plan assets at fair value
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	$ (117)	$ (108)